Note 7 - Senior Secured Convertible Promissory Note-10Q (Details Textual) - USD ($)				1 Months Ended			3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 28, 2024	Jul. 18, 2023	Apr. 02, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Exchange Agreement, Senior Secured Convertible Promissory Note for Preferred Shares [Member]
Debt Conversion, Original Debt, Amount	$ 8,000,000	$ 6,000,000	$ 8,000,000		$ 7,200,000	$ 8,000,000	$ 2,400,000		$ 17,600,000	$ 14,000,000	$ 14,000,000	$ 0
Debt Conversion, Original Debt and Accrued Interest, Amount				$ 3,000,000	$ 8,800,000		$ 3,000,000
Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Convertible, Number Issued				22			22	22	22		13
Debt Instrument, Face Amount				$ 17,200,000			$ 17,200,000	$ 17,200,000	$ 17,200,000		$ 28,000,000
Debt Instrument, Interest Rate, Stated Percentage		25.00%	25.00%	25.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Debt Instrument, Term (Month)								1 year			1 year
Senior Secured Convertible Promissory Note [Member] | Maximum [Member]
Debt Instrument, Face Amount				$ 45,200,000			$ 45,200,000	$ 45,200,000	$ 45,200,000
Debt Instrument, Interest Rate, Stated Percentage				27.00%			27.00%	27.00%	27.00%